Range of Exercise Prices for Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	23,055	23,055	23,055	115,605	115,605	148,665	148,665
Total options outstanding, Weighted average exercise price	$ 113.01	$ 113.01		$ 123.35		$ 138.86
Options exercisable, Number | shares	23,055	23,055	23,055	115,605	115,605	141,156	141,156
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 89.2
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	87
Canadian Share Options [Member] | 87.00 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87
Total options outstanding, Number | shares	12,885	12,885	12,885
Total options outstanding, Weighted average exercise price	$ 87	$ 87
Total options outstanding, Weighted average remaining contractual life (years)	2 years 1 month 24 days	2 years 1 month 24 days
Options exercisable, Number | shares	12,885	12,885	12,885
Options exercisable, Weighted average exercise price	$ 87	$ 87
Canadian Share Options [Member] | 145.97 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 145.97
Total options outstanding, Number | shares	10,170	10,170	10,170
Total options outstanding, Weighted average exercise price	$ 145.97	$ 145.97
Total options outstanding, Weighted average remaining contractual life (years)	1 year 1 month 17 days	1 year 1 month 17 days
Options exercisable, Number | shares	10,170	10,170	10,170
Options exercisable, Weighted average exercise price	$ 145.97	$ 145.97
Canadian Share Options [Member] | 87.00 – 145.97 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	23,055	23,055	23,055
Total options outstanding, Weighted average exercise price	$ 113.01	$ 113.01
Total options outstanding, Weighted average remaining contractual life (years)	1 year 8 months 12 days	1 year 8 months 12 days
Options exercisable, Number | shares	23,055	23,055	23,055
Options exercisable, Weighted average exercise price	$ 113.01	$ 113.01
Canadian Share Options [Member] | 87.00 – 145.97 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	145.97
Canadian Share Options [Member] | 87.00 – 145.97 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices	$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	141,748	141,748	141,748	267,843	267,843	283,793	283,793
Total options outstanding, Weighted average exercise price			$ 84.84		$ 80.43		$ 86.23
Options exercisable, Number | shares	141,748	141,748	141,748	257,854	257,854	239,521	239,521
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 68.8
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 51.2
U.S. Share Options [Member] | 51.20 – 85.40 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	83,993	83,993	83,993
Total options outstanding, Weighted average exercise price			$ 66.99
Total options outstanding, Weighted average remaining contractual life (years)	2 years 10 days	2 years 10 days
Options exercisable, Number | shares	83,993	83,993	83,993
Options exercisable, Weighted average exercise price			$ 66.99
U.S. Share Options [Member] | 51.20 – 85.40 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 85.4
U.S. Share Options [Member] | 51.20 – 85.40 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 51.2
U.S. Share Options [Member] | 100.40 – 111.47 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	57,755	57,755	57,755
Total options outstanding, Weighted average exercise price			$ 110.81
Total options outstanding, Weighted average remaining contractual life (years)	1 year 29 days	1 year 29 days
Options exercisable, Number | shares	57,755	57,755	57,755
Options exercisable, Weighted average exercise price			$ 110.81
U.S. Share Options [Member] | 100.40 – 111.47 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 111.47
U.S. Share Options [Member] | 100.40 – 111.47 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 100.4
U.S. Share Options [Member] | 51.20 – 111.47 Range of Exercise Prices [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Number | shares	141,748	141,748	141,748
Total options outstanding, Weighted average exercise price			$ 84.84
Total options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 20 days	1 year 7 months 20 days
Options exercisable, Number | shares	141,748	141,748	141,748
Options exercisable, Weighted average exercise price			$ 84.84
U.S. Share Options [Member] | 51.20 – 111.47 Range of Exercise Prices [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 111.47
U.S. Share Options [Member] | 51.20 – 111.47 Range of Exercise Prices [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total options outstanding, Range of exercise prices		$ 51.2